Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 382	$ 598
Short term bank deposits	879	11
Restricted cash	6	5
Total cash and cash equivalents	$ 1,267	$ 614	$ 530	$ 784